SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Business Acquisition [Line Items]
Write-off of inventory	$ 128	$ 226	$ 465
Number of shares excluded from calculation of diluted earnings (loss) per share	137,988	559,250	712,391
Stock-based compensation	$ 144	$ 258	$ 243
Tax expenses (benefits) related to uncertainties in income taxes	245	(230)	147
Accrued severance pay for former Chairman of Board	666
Severance expenses	1,095	1,126	245
Advertising expense	$ 194	$ 219	$ 122
Ownership percentage	100.00%			51.00%
Total consideration	$ 77
Cyber [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	15.00%
Long-term growth rate	3.00%
Perimeter [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	14.00%
Long-term growth rate	3.00%
Video segment [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	16.60%
Long-term growth rate	3.00%
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits	$ 38,804
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits	13,526
Local partner [Member]
Business Acquisition [Line Items]
Ownership percentage				49.00%
Total consideration	$ 100
Ownership percentage acquired	49.00%